Goodwill	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets
Goodwill

Note 6 — Goodwill

The changes in the balance of goodwill were as follows:

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Beginning of period, as retrospectively adjusted (Note 2)	$555,220	$167,245	$8,568
Acquisitions	551,786	387,975	158,677
End of period, as retrospectively adjusted (Note 2)	$1,107,006	$555,220	$167,245

Goodwill by reportable segment is as follows:

	March 31,
	2014	2013
	(in thousands)
Crude oil logistics	$606,383	$246,345
Water solutions	262,203	109,470
Liquids	90,135	87,136
Retail propane	114,285	112,269
Refined products	22,000	—
Renewables	12,000	—
	$1,107,006	$555,220